Trading assets (Details) ₩ in Millions	Dec. 31, 2017 KRW (₩)
Trading assets [Line Items]
Trading assets	₩ 28,464,296
Debt securities
Trading assets [Line Items]
Trading assets	23,640,646
Government
Trading assets [Line Items]
Trading assets	3,254,587
Financial institutions
Trading assets [Line Items]
Trading assets	8,014,128
Corporation
Trading assets [Line Items]
Trading assets	5,097,200
Commercial Papers
Trading assets [Line Items]
Trading assets	3,625,436
CMA
Trading assets [Line Items]
Trading assets	3,157,475
Others
Trading assets [Line Items]
Trading assets	491,820
Equity securities
Trading assets [Line Items]
Trading assets	4,634,353
Stocks
Trading assets [Line Items]
Trading assets	738,666
Beneficiary certificates
Trading assets [Line Items]
Trading assets	3,728,027
Others
Trading assets [Line Items]
Trading assets	167,660
Gold deposits
Trading assets [Line Items]
Trading assets	₩ 189,297